Investments in Servicing Related Assets, Summary (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019
Servicing Asset [Abstract]
Unpaid principal balance		$ 29,977,023	$ 29,068,126
Cost basis		316,495	397,883
Carrying value	[1]	$ 222,642	$ 291,111
Weighted average coupon		4.12%	4.18%
Weighted average maturity	[2]	26 years 6 months	26 years 8 months 12 days
Changes in fair value recorded in other income (loss)		$ (93,853)	$ (106,772)
Mortgage Service Right Conventional [Member]
Servicing Asset [Abstract]
Unpaid principal balance		27,184,142	26,142,780
Cost basis	[3]	288,741	357,667
Carrying value	[1]	$ 203,742	$ 263,357
Weighted average coupon		4.19%	4.27%
Weighted average maturity	[2]	26 years 7 months 6 days	26 years 9 months 18 days
Changes in fair value recorded in other income (loss)		$ (84,999)	$ (94,310)
Mortgage Service Right Government [Member]
Servicing Asset [Abstract]
Unpaid principal balance		2,792,881	2,925,346
Cost basis	[3]	27,754	40,216
Carrying value	[1]	$ 18,900	$ 27,754
Weighted average coupon		3.37%	3.37%
Weighted average maturity	[2]	25 years 7 months 6 days	25 years 9 months 18 days
Changes in fair value recorded in other income (loss)		$ (8,854)	$ (12,462)

[1]	Carrying value approximates the fair value of the pools (see Note 9).
[2]	The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
[3]	MSR cost basis consists of the carrying value of the prior period, adjusted for any purchases, sales and principal paydowns of the underlying mortgage loans.